Share-based compensation (Tables)	6 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of share-based compensation expenses

Share-based compensation expenses were allocated to operating expenses as follows:

	For the six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
General and administrative expenses	$-	$3,526
Selling and marketing expenses	-	724
Research and development expenses	-	258
Total share-based compensation expenses	$-	$4,508

Schedule of restricted share unit activities

The following table summarized the Group’s restricted share unit activities during the six months ended March 31, 2025.

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of October 1, 2024	$-	$-
Granted	8,942,700	1.00
Vested	(3,614,639)	1.03
Forfeited	(46,928)	1.24
Unvested as of March 31, 2025 (Unaudited)	$5,281,133	$0.98